SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of total revenues and long-lived assets by segment
	Six months ended June 30, 2012		Six months ended June 30, 2011		Year ended December 31, 2011
	Revenues	Long-lived Assets (*)	Revenues	Long-lived Assets (*)	Revenues	Long-lived Assets (*)

Israel	$3,500	$1,289	$3,318	$671	$5,643	$1,026
China and Hong Kong	9,498	-	9,620	-	25,136	-
Far East (excluding China and Hong Kong)	889	-	846	-	2,933	-
Canada	66	-	799	-	1,375	-
USA	3,346	1	5,316	2	10,440	2
Europe	12,840	-	10,369	-	17,635	-
Others	74	-	217	-	295	-

	$30,213	$1,290	$30,485	$$673	$63,457	$1,028

(*)	Excluded goodwill and intangible assets.

Schedule of significant customers
	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited		Audited

Customer A	43%	32%	27%
Customer B	17%	(*)	11%
Customer C	14%	21%	24%
(*) less than 10%